ACQUISITION OF BUSINESSES	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about business combination [abstract]
ACQUISITION OF BUSINESSES	ACQUISITION OF BUSINESSES
Acquisitions Completed in 2025
a)Acquisition of U.S. bulk fiber network
On September 3, 2025, Brookfield Infrastructure, alongside institutional partners (the “Hotwire consortium”), completed the acquisition of Hotwire Communications (“Hotwire”), a leading provider of bulk fiber-to-the home services in key growing markets in the U.S. for total consideration of $0.8 billion (Hotwire consortium - $3.9 billion). Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective September 3, 2025, with the partnership having an effective 20% interest. Acquisition costs of approximately $14 million were recorded as other income (expense) within the Consolidated Statement of Operating Results for the period ended December 31, 2025.
Consideration Transferred:

US$ MILLIONS
Cash	$808
Total consideration	$808
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$320
Accounts receivable and other	323
Property, plant and equipment	2,657
Intangible assets	1,673
Goodwill	2,458
Accounts payable and other liabilities	(370)
Lease liabilities	(35)
Non-recourse borrowings	(2,967)
Deferred income tax liabilities	(112)
Net assets acquired before non-controlling interest	3,947
Non-controlling interest(2)	(3,139)
Net assets acquired	$808
1.The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, deferred income taxes and the resulting impact to goodwill as at the date of the acquisition.
2.Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
The partnership acquired property, plant, and equipment of $2.7 billion. The property, plant and equipment was valued using the depreciated replacement cost method with key inputs of replacement cost and remaining economic life. Additionally, the partnership acquired $1.7 billion of intangible assets, primarily comprised of customer relationships. The acquired customer relationship assets were valued with key inputs of revenue growth rates, customer attrition rates, and a discount rate determined using a capital asset pricing model and have an estimated useful life of up to 25 years.
The goodwill recorded on acquisition is largely reflective of potential capacity and customer growth. The goodwill recognized is not deductible for income tax purposes.
b)Acquisition of U.S. refined products pipeline system
On July 31, 2025, Brookfield Infrastructure, alongside institutional partners (the “Colonial consortium”), completed the acquisition of Colonial Enterprises Inc. (“Colonial”), the largest refined products pipeline system in the U.S. for total consideration of $0.9 billion (Colonial consortium - $6.2 billion). The partnership contributed approximately $0.5 billion of equity capital (Colonial consortium - $3.4 billion), with the balance funded through acquisition debt. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective July 31, 2025, with the partnership having an effective 15% interest. Acquisition costs of approximately $43 million were recorded as other income (expense) within the Consolidated Statement of Operating Results for the period ended December 31, 2025.
Consideration Transferred:

US$ MILLIONS
Cash	$920
Total consideration	$920
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$110
Accounts receivable and other	446
Property, plant and equipment	8,898
Goodwill	1,979
Accounts payable and other liabilities	(522)
Lease liabilities	(21)
Non-recourse borrowings	(2,686)
Deferred income tax liabilities	(1,979)
Net assets acquired before non-controlling interest	6,225
Non-controlling interest(2)	(5,305)
Net assets acquired	$920
1.The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, deferred income taxes and the resulting impact to goodwill as at the date of the acquisition.
2.Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
The partnership acquired property, plant, and equipment of $8.9 billion. The property, plant and equipment was valued using the depreciated replacement cost method with key inputs of replacement cost and remaining economic life.
c)Acquisition of Brazilian electricity transmission operation
On April 29, 2025, Brookfield Infrastructure, alongside institutional partners (the “Mantiqueira consortium”), exercised its option to acquire an additional 15% interest in Mantiqueira Transmissora de Energia S.A. (“Mantiqueira”), our Brazilian electricity transmission operation, for $45 million (Mantiqueira consortium - $145 million), increasing Brookfield Infrastructure’s effective ownership in Mantiqueira to 31% (Mantiqueira consortium total of 100%). Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Prior to April 29, 2025, our partnership’s existing interest in Mantiqueira was accounted for using the equity method.
Consideration Transferred:

US$ MILLIONS
Cash	$45
Pre-existing interest in business	134
Total consideration	$179
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$67
Accounts receivable and other	40
Intangible assets	1,330
Goodwill	54
Accounts payable and other liabilities	(144)
Non-recourse borrowings	(563)
Deferred income tax liabilities	(201)
Net assets acquired before non-controlling interest	583
Non-controlling interest(1)	(404)
Net assets acquired	$179
1.Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
d)Individually insignificant business combinations
The following table summarizes the purchase price allocation of individually insignificant business combinations that have been completed in 2025:
Consideration Transferred:

US$ MILLIONS
Cash	$173
Contingent consideration	17
Total consideration	$190
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$18
Accounts receivable and other	75
Property, plant and equipment	226
Intangible assets	69
Goodwill	110
Accounts payable and other liabilities	(47)
Lease liabilities	(65)
Non-recourse borrowings	(77)
Deferred income tax liabilities	(28)
Net assets acquired before non-controlling interest	281
Non-controlling interest(1)	(91)
Net assets acquired	$190
1.Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.

Supplemental Information
Had the acquisitions of Mantiqueira, Colonial, and Hotwire been effective January 1, 2025, the revenue and net income of Brookfield Infrastructure would have increased by approximately $1.7 billion and $0.1 billion, respectively, for the year ended December 31, 2025.